Expense Example, No Redemption - MassMutual Premier Stand Alone Funds_Pro - Class C	Sep. 30, 2025 USD ($)
MML Barings Short-Duration Bond Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 103
Expense Example, No Redemption, 3 Years	347
Expense Example, No Redemption, 5 Years	611
Expense Example, No Redemption, 10 Years	1,364
MML Barings High Yield Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	158
Expense Example, No Redemption, 3 Years	500
Expense Example, No Redemption, 5 Years	866
Expense Example, No Redemption, 10 Years	$ 1,896